Cover	Dec. 01, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 01, 2023
Entity File Number	814-01624
Entity Registrant Name	StepStone Private Credit Fund LLC
Entity Central Index Key	0001950803
Entity Tax Identification Number	92-0758580
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	277 Park Avenue
Entity Address, Address Line Two	44th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10172
City Area Code	212
Local Phone Number	698-3500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false